Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,508,794	$ (2,407,767)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 277,377	$ (183,244)
Percent of Total	7.91%	7.61%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (46,337)	$ 697,560
Percent of Total	(1.32%)	(28.97%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 176	$ 32,963
Percent of Total	0.01%	(1.37%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 488,130	$ (2,546,180)
Percent of Total	13.91%	105.75%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (64,664)	$ 44,286
Percent of Total	(1.84%)	(1.84%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 150,486	$ 423,509
Percent of Total	4.29%	(17.59%)
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (1,762)	$ 128,550
Percent of Total	(0.05%)	(5.34%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 66,439	$ (149,119)
Percent of Total	1.89%	6.19%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (11,320)	$ 41,937
Percent of Total	(0.32%)	(1.74%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (2,527)	$ 6,722
Percent of Total	(0.07%)	(0.28%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 14,184	$ 12,332
Percent of Total	0.40%	(0.51%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 29,414	$ (134,531)
Percent of Total	0.84%	5.59%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (196)
Percent of Total	(0.01%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (152,275)
Percent of Total		6.32%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,609,394	$ (630,277)
Percent of Total	74.36%	26.18%